UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
November 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.4%
Australia - 3.7%
302,455	BlueScope Steel Ltd.	$3,113,659
511,603	CSR Ltd.	1,776,225
570,316	Downer EDI Ltd.	3,024,027
95,126	Flight Centre Travel Group Ltd. (a)	3,220,635
240,913	LendLease Group	2,897,407
997,843	Metcash Ltd.	2,075,616
353,514	OZ Minerals Ltd.	2,232,776
791,112	Qantas Airways Ltd.	3,392,916
129,883	Sonic Healthcare Ltd.	2,188,868
46,921	Wesfarmers Ltd.	1,558,769
		25,480,898
Austria - 0.5%
59,460	OMV AG	3,698,557
Brazil - 2.0%
85,500	Fleury SA	685,107
363,600	Hypermarcas SA	3,648,829
829,400	JBS SA	2,004,171
590,200	Petroleo Brasileiro SA (b)	2,773,000
320,900	Qualicorp SA	3,006,615
537,400	TIM Participacoes SA	1,937,198
		14,054,920
Canada - 2.9%
204,676	Air Canada (b)	3,901,084
32,786	George Weston Ltd.	2,793,093
40,318	Industrial Alliance Insurance & Financial Services, Inc.	1,880,351
27,755	Linamar Corporation	1,500,532
68,711	Magna International, Inc.	3,854,292
146,178	Manulife Financial Corporation	3,071,647
47,483	West Fraser Timber Company Ltd.	3,001,018
		20,002,017
China - 1.5%
2,348,000	BAIC Motor Corporation Ltd. - Class H (a)(c)	2,771,849
256,000	China High Speed Transmission Equipment Group Company Ltd.	309,423
2,162,000	CSPC Pharmaceutical Group Ltd.	4,290,699
2,302,000	Dongfeng Motor Group Company Ltd. - Class H	2,894,393
		10,266,364
Denmark - 3.2%
1,543	AP Moller - Maersk A/S - Series B	2,768,620
27,321	Carlsberg A/S - Series B	3,235,387
91,180	GN Store Nord A/S	2,869,653
44,789	H Lundbeck A/S	2,258,395
54,254	Novo Nordisk A/S - Series B	2,800,721
47,412	Orsted A/S (c)	2,758,390
492,171	TDC A/S	2,995,639
34,135	Vestas Wind Systems A/S	2,184,649
		21,871,454
Finland - 0.7%
74,834	Neste OYJ	4,649,513
France - 1.7%
48,481	AXA SA	1,462,809
23,951	Cie Generale des Etablissements Michelin	3,473,659
207,017	Engie SA	3,623,339
152,598	Peugeot SA	3,155,816
		11,715,623

Germany - 7.9%
15,892	Allianz SE	3,748,095
31,868	Aurubis AG	2,643,782
15,884	Bayer AG	2,025,769
292,315	CECONOMY AG	3,830,685
271,975	Commerzbank AG (b)	3,934,793
13,938	Continental AG	3,711,945
151,317	Deutsche Lufthansa AG	5,199,631
24,371	Hannover Rueck SE	3,202,436
41,224	Hella KGaA Hueck & Company	2,530,868
14,375	HOCHTIEF AG	2,526,267
81,293	Innogy SE (c)	3,757,634
15,826	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - Class R	3,521,556
40,655	OSRAM Licht AG	3,483,567
32,079	Rheinmetall AG	4,081,657
59,823	Suedzucker AG	1,239,667
167,038	Uniper SE	4,969,428
		54,407,780
Hong Kong - 6.6%
314,500	China Mobile Ltd.	3,191,248
1,340,000	China Resources Power Holdings Company Ltd.	2,522,103
1,124,000	China Taiping Insurance Holdings Company Ltd.	4,245,501
2,224,000	China Unicom Hong Kong Ltd. (b)	3,223,457
426,000	CK Asset Holdings Ltd.	3,586,295
899,000	Haier Electronics Group Company Ltd.	2,405,728
432,753	I-CABLE Communications Ltd. (b)	12,412
1,849,000	IGG, Inc. (a)	1,811,086
379,000	Kingboard Chemical Holdings Ltd.	2,173,991
3,156,000	Kunlun Energy Company Ltd.	2,727,604
1,368,000	Melco International Development Ltd.	3,932,268
2,266,000	Nine Dragons Paper Holdings Ltd.	3,760,153
1,653,000	Sino Biopharmaceutical Ltd.	2,163,039
2,229,000	SJM Holdings Ltd.	1,792,298
364,000	The Wharf Holdings Ltd.	1,146,508
3,367,500	WH Group Ltd. (c)	3,574,397
364,000	Wharf Real Estate Investment Company Ltd. (b)	2,199,804
168,000	Wheelock & Company Ltd.	1,152,961
		45,620,853
India - 0.1%
16,416	Tata Motors Ltd. - ADR (b)	512,015
Indonesia - 1.1%
5,755,800	Bank Mandiri Persero Tbk PT	3,148,966
4,725,700	Bank Negara Indonesia Persero Tbk PT	2,829,970
691,200	United Tractors Tbk PT	1,711,903
		7,690,839
Ireland - 1.8%
41,473	Eaton Corporation PLC	3,225,770
32,807	ICON PLC (b)	3,832,186
20,325	Jazz Pharmaceuticals PLC (b)	2,840,215
30,929	Medtronic PLC	2,540,199
		12,438,370
Italy - 0.5%
177,598	Assicurazioni Generali SpA	3,251,116
36,388	Unipol Gruppo SpA	166,833
		3,417,949

Japan - 7.4%
61,400	Aisin Seiki Company Ltd.	3,278,813
127,700	Alfresa Holdings Corporation	2,736,793
74,900	Bridgestone Corporation	3,390,781
285,600	Citizen Watch Company Ltd. (a)	2,068,186
418,000	Fujitsu Ltd.	3,100,877
262,800	Haseko Corporation	4,070,020
489,000	Hitachi Ltd.	3,624,540
175,700	Ibiden Company Ltd. (a)	2,789,781
377,000	Kajima Corporation	3,949,380
114,900	Kinden Corporation	1,953,029
439,000	Leopalace21 Corporation	3,510,596
87,200	Medipal Holdings Corporation	1,688,292
28,000	Mixi, Inc.	1,298,681
90,500	Nippon Electric Glass Company Ltd.	3,505,975
133,500	Seino Holdings Company Ltd.	2,103,119
18,900	Suzuken Company Ltd.	745,622
67,900	Suzuki Motor Corporation	3,644,018
71,200	Taisei Corporation	3,732,551
6,600	Toyoda Gosei Company Ltd.	164,612
		51,355,666
Malaysia - 2.4%
1,630,300	AirAsia Bhd	1,251,777
233,000	Axiata Group Bhd	303,678
2,208,000	CIMB Group Holdings Bhd	3,266,512
1,456,500	Malayan Banking Bhd	3,294,443
252,700	MISC Bhd	435,636
763,000	Petronas Chemicals Group Bhd	1,380,658
374,300	Public Bank Bhd	1,821,389
751,600	Telekom Malaysia Bhd	1,108,240
1,019,700	Tenaga Nasional Bhd	3,854,887
		16,717,220
Mexico - 2.5%
1,270,917	Alfa SAB de CV - Class A	1,411,740
3,723,745	America Movil SAB de CV - Class L	3,189,186
1,028,157	Cemex SAB de CV (b)	785,112
316,321	Fomento Economico Mexicano SAB de CV	2,850,346
143,417	Gruma SAB de CV - Class B	1,776,632
296,972	Grupo Aeroportuario del Centro Norte SAB de CV	1,500,864
475,669	Grupo Financiero Banorte SAB de CV - Class O	2,793,751
1,382,808	Wal-Mart de Mexico SAB de CV	3,264,989
		17,572,620
Netherlands - 1.6%
66,140	AerCap Holdings NV (b)	3,437,296
9,926	ASM International NV	686,063
57,346	EXOR NV	3,474,233
90,685	Philips Lighting NV (c)	3,435,119
		11,032,711
Norway - 3.2%
5,694	Aker BP ASA	133,941
17,566	DNB ASA	320,305
199,065	Leroy Seafood Group ASA	1,090,144
187,767	Marine Harvest ASA	3,304,195
506,297	Norsk Hydro ASA	3,441,465
178,484	Orkla ASA	1,789,249
148,234	Statoil ASA	2,972,003
306,106	Storebrand ASA (a)	2,443,123
168,633	Telenor ASA	3,778,278
67,484	Yara International ASA	3,000,479
		22,273,182
Peru - 0.5%
16,193	Credicorp Ltd.	3,417,209
Poland - 0.5%
91,913	Polski Koncern Naftowy ORLEN SA	2,885,343
337,777	Polskie Gornictwo Naftowe i Gazownictwo SA	577,069
		3,462,412

Portugal - 0.5%
7,990,861	Banco Comercial Portugues SA (a)(b)	2,449,113
45,991	Jeronimo Martins SGPS SA	903,222
		3,352,335
Republic of Korea - 7.1%
35,776	Dongbu Insurance Company Ltd.	2,251,924
8,658	E-MART, Inc.	2,175,937
57,451	Hana Financial Group, Inc.	2,504,985
58,925	Hanwha Corporation	2,247,082
26,222	Hyundai Development Company-Engineering & Construction	997,556
65,683	Hyundai Engineering & Construction Company Ltd.	2,115,497
21,179	Hyundai Heavy Industries Company Ltd. (b)	2,880,305
47,089	Hyundai Marine & Fire Insurance Company Ltd.	1,877,935
56,158	Kia Motors Corporation	1,736,473
47,522	Korea Electric Power Corporation	1,637,560
106,976	LG Display Company Ltd.	3,037,499
53,681	LG Electronics, Inc.	4,439,504
3,537	LG Innotek Company Ltd.	523,278
231,789	LG Uplus Corporation	2,949,945
15,567	LOTTE Corporation	879,734
12,130	Lotte Shopping Co., Ltd.	2,340,730
11,245	POSCO	3,461,590
1,447	Samsung Electronics Company Ltd.	3,377,331
51,539	SK Hynix, Inc.	3,637,211
20,856	SK Innovation Company Ltd.	3,957,513
		49,029,589
Russian Federation - 3.1%
818,653	Gazprom PJSC - ADR	3,658,969
38,857	Magnit PJSC - GDR (d)	1,026,602
389,880	Mobile TeleSystems PJSC - ADR	4,043,056
125,793	Novolipetsk Steel PJSC - GDR (d)	2,842,922
616,621	Rosneft Oil Company PJSC - GDR (d)	3,041,791
208,640	Severstal PJSC - GDR (d)	3,242,266
36,983	Tatneft PJSC - ADR	1,745,598
41,233	X5 Retail Group NV - GDR (b)(d)	1,529,744
		21,130,948
Singapore - 7.4%
1,225,100	CapitaLand Ltd.	3,206,735
359,700	City Developments Ltd.	3,229,992
1,948,600	ComfortDelGro Corporation Ltd.	2,889,812
208,500	DBS Group Holdings Ltd.	3,776,995
200,778	Flex Ltd. (b)	3,628,058
3,988,200	Genting Singapore PLC	3,933,194
3,919,718	Hutchison Port Holdings Trust	1,665,880
53,700	Jardine Cycle & Carriage Ltd.	1,587,985
636,200	Keppel Corporation Ltd.	3,599,441
149,900	Kulicke and Soffa Industries, Inc. (b)	3,722,017
402,900	Oversea-Chinese Banking Corporation Ltd.	3,719,491
96,200	SATS Ltd.	377,353
210,400	Singapore Airlines Ltd.	1,675,586
185,419	United Overseas Bank Ltd.	3,602,238
201,100	Venture Corporation Ltd.	3,131,470
1,287,500	Wilmar International Ltd.	2,978,644
3,405,600	Yangzijiang Shipbuilding Holdings Ltd.	3,964,698
		50,689,589
South Africa - 1.8%
163,369	Barloworld Ltd.	1,836,785
111,936	Bid Corporation Ltd.	2,407,909
310,131	Exxaro Resources Ltd.	3,333,993
403,302	Gold Fields Ltd.	1,711,130
401,935	Sanlam Ltd.	2,293,506
199,845	Telkom SA SOC Ltd. (a)	722,152
		12,305,475
Spain - 0.4%
892,365	Mapfre SA	3,001,599

Sweden - 2.5%
94,790	Electrolux AB - Class B	3,147,985
747,202	Fingerprint Cards AB - Series B (a)(b)	1,529,046
187,791	Husqvarna AB - Class B	1,712,810
43,218	Investor AB - Series B	2,018,160
38,964	NCC AB - Series B	809,912
431,813	Svenska Cellulosa AB SCA - Class B	4,211,891
194,342	Volvo AB - Class B	3,696,026
		17,125,830
Switzerland - 3.7%
20,754	Baloise Holding AG	3,196,169
352,044	Ferrexpo PLC	1,206,442
1,009	Georg Fischer AG	1,327,213
3,089	Helvetia Holding AG	1,705,034
14,442	Lonza Group AG	3,774,372
199,618	STMicroelectronics NV	4,523,813
9,193	Swiss Life Holding AG	3,085,671
34,212	Swiss Re AG	3,206,451
10,838	Zurich Insurance Group AG	3,274,260
		25,299,425
Taiwan - 6.0%
8,158,000	AU Optronics Corporation	3,467,844
286,000	Catcher Technology Company Ltd.	3,079,883
989,782	China Life Insurance Company Ltd.	932,231
2,200,000	Epistar Corporation (b)	3,960,792
544,580	Foxconn Technology Company Ltd.	1,514,235
877,976	Hon Hai Precision Industry Company Ltd.	2,927,172
6,783,000	Innolux Corporation	2,962,503
1,108,486	Lite-On Technology Corporation	1,361,863
51,000	Micro-Star International Company Ltd.	124,635
1,016,000	Pegatron Corporation	2,313,556
578,000	Powertech Technology, Inc.	1,753,617
462,000	Quanta Computer, Inc.	947,289
1,063,000	Radiant Opto-Electronics Corporation	2,296,539
1,017,000	TPK Holding Company Ltd. (b)	3,000,750
6,934,000	United Microelectronics Corporation	3,537,047
5,360,000	Winbond Electronics Corporation	5,110,889
2,719,026	Wistron Corporation	2,094,069
		41,384,914
Thailand - 7.3%
2,137,100	Airports of Thailand PCL - NVDR (a)	4,073,315
3,287,500	Charoen Pokphand Foods PCL - NVDR	2,375,536
2,999,300	Indorama Ventures PCL - NVDR	4,499,868
13,103,800	IRPC PCL - NVDR	2,487,555
556,800	Kasikornbank PCL - NVDR	3,869,982
897,500	Kiatnakin Bank PCL - NVDR	2,067,877
4,498,000	Krung Thai Bank PCL - NVDR	2,658,034
1,297,000	PTT Exploration & Production PCL - NVDR	3,623,737
1,565,300	PTT Global Chemical PCL - NVDR	3,810,207
289,297	PTT PCL - NVDR	3,649,429
218,800	Siam Cement PCL - NVDR (a)	3,188,879
725,900	Siam Commercial Bank PCL - NVDR	3,389,460
4,185,800	Thai Beverage PCL	2,995,178
865,300	Thai Oil PCL - NVDR	2,463,959
953,300	Tisco Financial Group PCL - NVDR	2,575,895
1,788,200	Total Access Communication PCL - NVDR (a)(b)	2,313,272
		50,042,183
Turkey - 4.7%
1,141,327	Akbank Turk AS	2,620,223
197,959	Arcelik AS	1,001,447
1,465,319	Eregli Demir ve Celik Fabrikalari TAS	3,221,838
687,654	KOC Holding AS	2,895,736
1,790,523	Petkim Petrokimya Holding AS	2,981,232
271,091	TAV Havalimanlari Holding AS	1,351,336
106,515	Tupras Turkiye Petrol Rafinerileri AS	3,296,718
719,128	Turkcell Iletisim Hizmetleri AS	2,793,212
1,109,323	Turkiye Garanti Bankasi AS	2,722,387
795,364	Turkiye Halk Bankasi AS	1,803,629
1,515,028	Turkiye Is Bankasi	2,387,120
1,633,341	Turkiye Vakiflar Bankasi TAO	2,415,037
2,493,261	Yapi ve Kredi Bankasi AS (a)(b)	2,642,313
		32,132,228

United Kingdom - 2.6%
411,300	Barratt Developments PLC	3,370,810
280,111	Fiat Chrysler Automobiles NV (b)	4,807,656
644,164	J Sainsbury PLC	2,023,711
609,259	Standard Life Aberdeen PLC	3,544,666
216,806	Subsea 7 SA	3,166,307
350,073	Wm Morrison Supermarkets PLC	1,024,043
		17,937,193
TOTAL COMMON STOCKS (Cost $564,056,873)		685,089,480

RIGHTS - 0.0%
Taiwan - 0.0%
485,006	Winbond Electronics Corporation (b) (e)	–
TOTAL RIGHTS (Cost $41,774)		–

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
855,329	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.980% (f)	855,329
TOTAL SHORT-TERM INVESTMENTS (Cost $855,329)		855,329

Principal Amount
INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 2.0%
Repurchase Agreements - 2.0%
$3,177,541	Daiwa Capital Markets America, Inc. - 1.060%, dated 11/30/2017, matures 12/01/2017, repurchase price $3,177,633 (collateralized by various government agency obligations: Total Value $3,241,092)	3,177,541

941,588	Deutsche Bank Securities, Inc. - 1.020%, dated 11/30/2017, matures 12/01/2017, repurchase price $941,614 (collateralized by various government notes and bonds: Total Value $960,420)	941,588

3,177,541	Goldman Sachs & Co. LLC - 1.030%, dated 11/30/2017, matures 12/01/2017, repurchase price $3,177,631 (collateralized by various government agency obligations: Total Value $3,241,092)	3,177,541

3,177,541	Merrill Lynch, Pierce, Fenner & Smith, Inc. - 1.050%, dated 11/30/2017, matures 12/01/2017, repurchase price $3,177,632 (collateralized by various government agency obligations: Total Value $3,241,092)	3,177,541

3,177,541	RBC Dominion Securities, Inc. - 1.040%, dated 11/30/2017, matures 12/31/2017, repurchase price $3,177,632 (collateralized by various government agency obligations: Total Value $3,241,092)	3,177,541

TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (g) (Cost $13,651,752)		13,651,752
TOTAL INVESTMENTS - 101.5% (Cost $578,605,728)		699,596,561
Liabilities in Excess of Other Assets - (1.5%)		(10,375,813
NET ASSETS - 100.0%		$689,220,748

(a)	All or portion of this security is out on loan as of November 30, 2017. Total value of securities out on loan is $15,452,261 or 2.2% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, acoording to the Fund's liquidity guidelines. At November 30, 2017, the value of these securities amounted to $16,297,389 or 2.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, acoording to the Fund's liquidity guidelines. At November 30, 2017, the value of these securities amounted to $11,683,325 or 1.7% of net assets.

(e)
As of November 30, 2017, the Fund fair valued this security.This security is deemed illiquid according to the Fund's liquidity guidelines. The total value of this security was $0 or 0.0% of net assets.

(f)	Annualized seven-day yield as of November 30, 2017.
(g)	Investments purchased with cash proceeds from securities lending. As of November 30, 2017, total cash collateral has a value of $13,651,752 and total non-cash collateral has a value of $3,047,740.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depositary Receipt

The cost basis of investments for federal income tax purposes at November 30, 2017 is as follows*:
Cost of investments	$578,605,728
Gross unrealized appreciation	144,147,385
Gross unrealized depreciation	(23,156,552)
Net unrealized appreciation	$120,990,833

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Vident Core U.S. Equity Fund
Schedule of Investments
November 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 14.5%
68,389	Aaron's, Inc. (a)	$2,579,633
81,089	Adtalem Global Education, Inc. (a)	3,361,139
240,798	American Eagle Outfitters, Inc.	3,872,032
52,737	Bed Bath & Beyond, Inc.	1,180,781
48,919	Best Buy Company, Inc. (a)	2,916,062
55,530	Big Lots, Inc. (a)	3,281,823
59,193	BorgWarner, Inc.	3,295,866
60,184	Caleres, Inc.	1,964,406
40,742	Carnival Corporation	2,674,305
193,196	Chico's FAS, Inc.	1,703,989
69,495	Cooper Tire & Rubber Company (a)	2,553,941
25,026	Cooper-Standard Holdings, Inc. (b)	3,155,028
115,724	Dana, Inc.	3,823,521
36,961	Dillards, Inc. - Class A (a)	2,221,356
39,097	DSW, Inc. - Class A (a)	833,939
58,811	Foot Locker, Inc. (a)	2,519,463
128,896	GameStop Corporation - Class A (a)	2,416,800
135,427	Gannett Company, Inc.	1,551,993
77,757	General Motors Company	3,350,549
4,166	Graham Holdings Company - Class B (a)	2,429,195
89,813	H&R Block, Inc.	2,351,304
67,449	Kohl's Corporation	3,235,529
82,627	La-Z-Boy, Inc.	2,718,428
18,041	Lear Corporation	3,263,437
461,508	Office Depot, Inc.	1,509,131
31,162	Oxford Industries, Inc. (a)	2,150,178
23,466	PVH Corporation	3,157,350
83,019	Sleep Number Corporation (b)	2,921,439
5,390	Target Corporation	322,861
178,022	TEGNA, Inc.	2,364,132
26,082	The Children's Place, Inc. (a)	3,466,298
75,832	The Goodyear Tire & Rubber Company	2,454,682
148,662	Urban Outfitters, Inc. (b)	4,626,361
		86,226,951
Consumer Staples - 9.0%
59,638	Archer-Daniels-Midland Company	2,378,364
39,573	Bob Evans Farms, Inc.	3,088,277
34,129	Bunge Ltd.	2,283,571
18,922	Casey's General Stores, Inc.	2,284,832
16,194	Costco Wholesale Corporation	2,986,659
34,671	CVS Health Corporation	2,655,799
163,575	Darling Ingredients, Inc. (b)	2,936,171
52,269	Fresh Del Monte Produce, Inc. (a)	2,545,500
18,287	Ingredion, Inc.	2,532,384
42,543	Nu Skin Enterprises, Inc. - Class A	2,889,095
115,945	Pilgrim's Pride Corporation (b)	4,251,703
21,579	Sanderson Farms, Inc. (a)	3,661,741
40,814	SpartanNash Company	1,034,635
110,690	Sprouts Farmers Market, Inc. (b)	2,587,932
114,341	The Kroger Company	2,956,858
43,142	Tyson Foods, Inc. - Class A	3,548,430
72,917	United Natural Foods, Inc. (a)(b)	3,501,474
42,033	Universal Corporation	2,242,461
34,454	Wal-Mart Stores, Inc.	3,349,962
		53,715,848
Energy - 5.1%
27,775	Andeavor (a)	2,929,429
112,189	CVR Energy, Inc. (a)	3,662,971
60,594	Delek US Holdings, Inc.	2,012,933

150,218	EP Energy Corporation - Class A (a)(b)	268,890
391,318	Halcon Resources Corporation (b)	2,774,445
95,176	HollyFrontier Corporation	4,233,428
393,242	McDermott International, Inc. (b)	2,854,937
121,852	PBF Energy, Inc. - Class A (a)	3,944,349
130,859	Rowan Companies PLC - Class A (b)	1,893,530
94,403	Unit Corporation (b)	2,019,280
39,977	Valero Energy Corporation	3,422,831
		30,017,023
Financials - 16.8%
124,974	Ally Financial, Inc.	3,356,802
26,958	American Financial Group, Inc.	2,832,207
81,189	Artisan Partners Asset Management, Inc. - Class A	3,206,965
26,508	Assurant, Inc.	2,673,862
4,510	Brighthouse Financial, Inc. (b)	265,143
30,295	Capital One Financial Corporation	2,787,140
23,177	Cincinnati Financial Corporation	1,732,017
57,777	CIT Group, Inc.	2,879,606
47,006	CNA Financial Corporation	2,556,186
124,773	CNO Financial Group, Inc.	3,145,527
66,037	E*TRADE Financial Corporation (b)	3,179,021
34,611	Evercore, Inc.	3,005,965
92,195	Federated Investors, Inc. - Class B	3,094,064
58,593	First American Financial Corporation	3,257,185
57,522	Franklin Resources, Inc.	2,493,579
64,392	Green Dot Corporation - Class A (b)	3,979,426
65,558	Legg Mason, Inc.	2,619,698
101,245	Leucadia National Corporation	2,663,756
38,028	Lincoln National Corporation	2,911,043
56,432	Loews Corporation	2,837,401
59,076	LPL Financial Holdings, Inc.	3,062,500
49,640	Metlife, Inc.	2,664,675
54,878	Moelis & Company - Class A	2,628,656
24,209	Prudential Financial, Inc.	2,804,371
20,274	Reinsurance Group of America, Inc.	3,285,402
32,697	T Rowe Price Group, Inc.	3,365,175
30,412	The Allstate Corporation	3,122,096
50,779	The Bank of New York Mellon Corporation	2,779,642
28,737	The Hanover Insurance Group, Inc.	3,092,101
50,991	The Hartford Financial Services Group, Inc.	2,928,923
58,414	The Progressive Corporation	3,106,457
21,572	The Travelers Companies, Inc.	2,924,516
34,875	Torchmark Corporation	3,098,644
56,279	Unum Group	3,186,517
129,286	Waddell & Reed Financial, Inc. - Class A (a)	2,624,506
		100,150,774
Health Care - 10.9%
17,457	Aetna, Inc.	3,145,402
2,795	AMN Healthcare Services, Inc. (b)	140,309
14,719	Anthem, Inc.	3,458,376
44,311	Baxter International, Inc.	2,903,700
41,942	Cerner Corporation (b)	2,964,880
13,408	Chemed Corporation (a)	3,297,564
15,834	Cigna Corporation	3,352,533
320,896	Community Health Systems, Inc. (a)(b)	1,460,077
41,764	DaVita, Inc. (b)	2,550,110
149,668	Diplomat Pharmacy, Inc. (b)	2,679,057
42,726	Express Scripts Holding Company (b)	2,784,881
36,610	Gilead Sciences, Inc.	2,737,696
67,620	Halyard Health, Inc. (b)	3,282,275
34,506	HCA Healthcare, Inc. (b)	2,933,010
11,761	Humana, Inc.	3,067,974
36,552	LHC Group, Inc. (b)	2,404,025
27,612	Magellan Health, Inc. (b)	2,333,214
16,380	McKesson Corporation (a)	2,419,981
32,117	Molina Healthcare, Inc. (a)(b)	2,512,834

114,482	Myriad Genetics, Inc. (b)	3,964,512
73,453	Owens & Minor, Inc.	1,405,890
25,142	Quest Diagnostics, Inc.	2,475,481
14,270	UnitedHealth Group, Inc. (a)	3,255,986
15,139	WellCare Health Plans, Inc. (b)	3,224,456
		64,754,223
Industrials - 12.1%
53,220	American Airlines Group, Inc.	2,687,078
14,203	Comfort Systems USA, Inc. (a)	610,019
53,165	Delta Air Lines, Inc.	2,813,492
27,493	Dycom Industries, Inc. (b)	2,951,923
38,083	EMCOR Group, Inc.	3,075,964
12,865	FedEx Corporation	2,977,733
54,040	Hawaiian Holdings, Inc.	2,331,826
81,515	Herman Miller, Inc.	2,914,161
43,161	Jacobs Engineering Group, Inc.	2,832,656
122,977	JetBlue Airways Corporation (b)	2,640,316
25,880	ManpowerGroup, Inc.	3,335,932
37,660	Oshkosh Corporation	3,390,906
39,920	Owens Corning	3,526,932
32,127	Regal Beloit Corporation	2,472,173
32,806	Ryder System, Inc.	2,705,839
67,446	SkyWest, Inc.	3,510,564
45,585	Southwest Airlines Company	2,765,642
44,803	Spirit AeroSystems Holdings, Inc. - Class A	3,774,653
56,955	The Greenbrier Companies, Inc. (a)	2,847,750
59,328	The Timken Company	2,960,467
99,415	Triumph Group, Inc.	3,071,923
38,608	United Continental Holdings, Inc. (b)	2,444,659
129,810	Wabash National Corporation	2,615,672
86,317	Werner Enterprises, Inc. (a)	3,297,309
45,058	XPO Logistics, Inc. (b)	3,560,934
		72,116,523
Information Technology - 18.7%
40,296	Amdocs Ltd.	2,630,926
228,767	Amkor Technology, Inc. (b)	2,418,067
12,400	Anixter International, Inc. (b)	886,600
17,781	Apple, Inc.	3,055,665
57,196	Applied Materials, Inc.	3,018,233
96,607	ARRIS International PLC (b)	2,895,312
76,809	Benchmark Electronics, Inc. (b)	2,342,674
75,043	CA, Inc.	2,481,672
42,042	Cirrus Logic, Inc. (b)	2,322,400
85,774	Cisco Systems, Inc.	3,199,370
49,062	Conduent, Inc. (b)	748,686
112,697	Convergys Corporation	2,781,362
60,168	CoreLogic, Inc. (b)	2,623,926
89,210	Corning, Inc.	2,889,512
36,716	CSG Systems International, Inc.	1,684,897
32,468	EchoStar Corporation - Class A (b)	1,943,210
105,018	Entegris, Inc.	3,182,045
61,343	First Solar, Inc. (b)	3,809,400
154,000	Hewlett Packard Enterprise Company	2,148,300
140,905	HP, Inc.	3,022,412
44,267	Insight Enterprises, Inc. (b)	1,726,413
80,348	Intel Corporation	3,602,804
34,709	InterDigital, Inc.	2,641,355
87,427	Jabil, Inc.	2,522,269
96,755	Juniper Networks, Inc.	2,685,919
16,197	Lam Research Corporation (a)	3,115,169
58,518	Methode Electronics, Inc.	2,756,198
21,147	Micro Focus International PLC - ADR (b)	708,425
91,048	Micron Technology, Inc. (b)	3,859,525
61,242	NetApp, Inc.	3,460,785
47,148	NETGEAR, Inc. (b)	2,428,122
42,862	Plexus Corporation (b)	2,679,304

20,453	Rogers Corporation (b)	3,294,978
74,964	Sanmina Corporation (b)	2,548,776
25,312	Skyworks Solutions, Inc.	2,651,179
26,641	Sykes Enterprises, Inc. (b)	847,717
25,714	Tech Data Corporation (b)	2,486,544
92,437	Teradata Corporation (a)(b)	3,513,530
73,765	Teradyne, Inc.	2,985,270
140,420	TTM Technologies, Inc. (b)	2,293,059
153,441	Vishay Intertechnology, Inc.	3,360,358
30,314	Western Digital Corporation	2,390,562
89,042	Xerox Corporation	2,640,986
		111,283,916
Materials - 4.3%
40,751	Ashland Global Holdings, Inc.	3,014,759
3,444	Cabot Corporation	210,911
19,300	Clearwater Paper Corporation (b)	915,785
206,928	Graphic Packaging Holding Company	3,168,068
28,241	Kaiser Aluminum Corporation	2,735,423
107,939	Louisiana-Pacific Corporation (b)	2,980,196
30,936	Newmont Mining Corporation	1,144,323
32,961	Reliance Steel & Aluminum Company	2,591,064
74,721	Steel Dynamics, Inc	2,876,758
39,673	Trinseo SA	2,927,867
46,732	WestRock Company	2,916,544
		25,481,698
Real Estate - 3.2%
226,343	DiamondRock Hospitality Company	2,532,778
21,605	Jones Lang LaSalle, Inc.	3,294,546
41,756	LaSalle Hotel Properties	1,187,541
81,089	Realogy Holdings Corporation	2,263,194
102,231	RLJ Lodging Trust	2,216,368
122,377	Summit Hotel Properties, Inc.	1,849,117
170,863	Sunstone Hotel Investors, Inc.	2,855,121
134,755	Xenia Hotels & Resorts, Inc.	2,963,262
		19,161,927
Telecommunication Services - 1.2%
118,689	CenturyLink, Inc.	1,731,672
95,410	Telephone & Data Systems, Inc.	2,641,903
43,523	T-Mobile US, Inc. (b)	2,657,950
		7,031,525
Utilities - 4.0%
48,189	Ameren Corporation	3,082,169
39,034	American Electric Power Company, Inc.	3,030,209
59,403	Avangrid, Inc.	3,152,517
35,800	Entergy Corporation	3,095,984
72,031	Exelon Corporation	3,004,413
39,886	PG&E Corporation	2,163,417
59,911	Portland General Electric Company	2,973,982
10,936	Southwest Gas Holdings, Inc.	939,840
53,414	UGI Corporation	2,617,820
		24,060,351
TOTAL COMMON STOCKS (Cost $493,107,779)		594,000,759

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
616,059	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.980% (c)	616,059
TOTAL SHORT-TERM INVESTMENTS (Cost $616,059)		616,059

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.5%
26,901,528	First American Government Obligations Fund - Class Z, 0.940% (c)	26,901,528
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 26,901,528)		26,901,528
TOTAL INVESTMENTS - 104.4% (Cost $520,625,366)		621,518,346
Liabilities in Excess of Other Assets - (4.4)%		(26,332,070)
NET ASSETS - 100.0%		$595,186,276

(a)	All or portion of this security is on loan as of November 30, 2017. The Total value of securities on loan is $26,393,513 or 4.4% of net assets.
(b)	Non-income producing security.
(c)	Annualized seven-day yield as of November 30, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2017 is as follows*:
Cost of investments	$520,625,366
Gross unrealized appreciation	116,365,767
Gross unrealized depreciation	(15,472,787)
Net unrealized appreciation	$100,892,980

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2017 (Unaudited)

Par Value	Security Description	Value
CORPORATE BONDS - 34.8%
Consumer Discretionary - 7.5%
$435,000	AutoZone, Inc.
	06/01/2027, 3.750%	$438,679
3,240,000	Crown Americas LLC/Crown Americas Capital Corporation IV
	01/15/2023, 4.500%	3,391,308
2,970,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	3,009,882
1,170,000	Dollar General Corporation
	11/01/2025, 4.150%	1,238,236
1,040,000	Expedia, Inc.
	02/15/2026, 5.000%	1,117,384
1,180,000	Hanesbrands, Inc.
	05/15/2024, 4.625%	1,208,025
2,700,000	Lear Corporation
	09/15/2027, 3.800%	2,701,835
2,190,000	Lennar Corporation
	04/01/2021, 4.750%	2,302,238
800,000	Lowes Companies, Inc.
	04/15/2026, 2.500%	763,633
4,920,000	Netflix, Inc.
	02/15/2025, 5.875%	5,276,699
825,000	NIKE, Inc.
	11/01/2026, 2.375%	784,830
1,750,000	O'Reilly Automotive, Inc.
	03/15/2026, 3.550%	1,761,313
3,315,000	PulteGroup, Inc.
	03/01/2021, 4.250%	3,446,273
1,071,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	1,086,182
1,780,000	Starbucks Corporation
	06/15/2026, 2.450%	1,712,618
2,090,000	Tapestry, Inc.
	04/01/2025, 4.250%	2,144,548
780,000	The Home Depot, Inc.
	04/01/2026, 3.000%	779,994
1,300,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	1,321,110
1,955,000	The TJX Companies, Inc.
	09/15/2026, 2.250%	1,823,025
2,335,000	The Walt Disney Company
	02/13/2026, 3.000%	2,338,651
850,000	Time Warner, Inc.
	01/15/2028, 6.950%	1,067,335
1,450,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corporation
	03/01/2025, 5.500%	1,501,185
		41,214,983
Consumer Staples - 1.7%
1,520,000	Altria Group, Inc.
	09/16/2026, 2.625%	1,465,956
800,000	Costco Wholesale Corporation
	05/18/2027, 3.000%	797,530
1,165,000	CVS Health Corporation
	07/20/2025, 3.875%	1,193,052
2,350,000	Ingredion, Inc.
	10/01/2026, 3.200%	2,311,989
700,000	Philip Morris International, Inc.
	02/25/2026, 2.750%	683,856
500,000	Sysco Corporation
	07/15/2026, 3.300%	503,105
1,090,000	The Estee Lauder Companies, Inc.
	03/15/2027, 3.150%	1,098,341
1,065,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	1,047,411
		9,101,240

Energy - 4.9%
1,270,000	Andeavor
	12/15/2026, 5.125%	1,388,530
600,000	Boardwalk Pipelines LP
	07/15/2027, 4.450%	611,998
1,250,000	Buckeye Partners LP
	12/01/2026, 3.950%	1,224,752
1,440,000	Chevron Corporation
	05/16/2026, 2.954%	1,435,496
2,205,000	Cimarex Energy Company
	05/15/2027, 3.900%	2,238,294
1,300,000	Concho Resources, Inc.
	10/01/2027, 3.750%	1,307,555
1,850,000	Diamond Offshore Drilling, Inc.
	08/15/2025, 7.875%	1,935,563
2,100,000	Enable Midstream Partners LP
	03/15/2027, 4.400%	2,136,506
719,000	EOG Resources, Inc.
	01/15/2026, 4.150%	761,071
2,765,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	2,786,428
2,290,000	HollyFrontier Corporation
	04/01/2026, 5.875%	2,541,803
1,220,000	Magellan Midstream Partners LP
	03/01/2026, 5.000%	1,354,479
2,175,000	Occidental Petroleum Corporation
	04/15/2026, 3.400%	2,233,431
1,240,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	1,245,506
2,670,000	Valero Energy Corporation
	03/15/2025, 3.650%	2,738,428
800,000	Western Gas Partners LP
	06/01/2025, 3.950%	801,426
		26,741,266
Financials - 3.7%
1,095,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000% (a)	1,130,904
1,690,000	American Express Company
	12/05/2024, 3.625%	1,737,211
1,505,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	1,635,547
2,330,000	Berkshire Hathaway, Inc.
	03/15/2026, 3.125%	2,349,127
225,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	236,397
3,390,000	Capital One Financial Corporation
	10/29/2025, 4.200%	3,475,253
1,495,000	Cboe Global Markets, Inc.
	01/12/2027, 3.650%	1,535,051
1,221,000	Devon Energy Corporation
	04/15/2032, 7.950%	1,648,601
900,000	Manufacturers & Traders Trust Company
	08/17/2027, 3.400%	907,095
600,000	Marsh & McLennan Companies, Inc.
	03/14/2026, 3.750%	625,496
1,930,000	S&P Global, Inc.
	06/15/2025, 4.000%	2,029,584
1,220,000	TD Ameritrade Holding Corporation
	04/01/2025, 3.625%	1,266,623
1,540,000	U.S. Bancorp
	04/27/2026, 3.100%	1,531,659
		20,108,548

Health Care - 1.6%
1,940,000	Baxter International, Inc.
	08/15/2026, 2.600%	1,853,668
830,000	Biogen, Inc.
	09/15/2025, 4.050%	876,378
800,000	Bristol-Myers Squibb Company
	02/27/2027, 3.250%	817,392
865,000	Cigna Corporation
	04/15/2025, 3.250%	865,453
1,445,000	CR Bard, Inc.
	05/15/2026, 3.000%	1,431,923
600,000	Express Scripts Holding Company
	03/01/2027, 3.400%	586,812
1,680,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	1,724,480
925,000	Quest Diagnostics, Inc.
	06/01/2026, 3.450%	925,556
		9,081,662
Industrials - 2.7%
800,000	3M Company
	09/19/2026, 2.250%	758,856
3,350,000	AECOM
	10/15/2024, 5.875%	3,659,874
2,235,000	Air Lease Corporation
	09/15/2024, 4.250%	2,353,271
1,000,000	FedEx Corporation
	04/01/2026, 3.250%	1,010,345
1,095,000	Fortive Corporation
	06/15/2026, 3.150%	1,087,778
1,285,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	1,336,721
580,000	General Dynamics Corporation
	08/15/2026, 2.125%	542,145
1,395,000	L3 Technologies, Inc.
	12/15/2026, 3.850%	1,438,070
530,000	Union Pacific Corporation
	03/01/2026, 2.750%	522,262
1,950,000	Xylem, Inc.
	11/01/2026, 3.250%	1,936,365
		14,645,687
Information Technology - 3.7%
1,300,000	Adobe Systems, Inc.
	02/01/2025, 3.250%	1,334,040
1,715,000	Applied Materials, Inc.
	10/01/2025, 3.900%	1,827,909
1,310,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	1,291,552
3,875,000	CDK Global, Inc.
	10/15/2024, 5.000%	4,058,714
2,440,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	2,671,800
1,120,000	Intel Corporation
	07/29/2025, 3.700%	1,179,944
515,000	Juniper Networks, Inc.
	03/15/2024, 4.500%	539,471
855,000	MasterCard, Inc.
	04/01/2024, 3.375%	889,257
1,988,000	Maxim Integrated Products, Inc.
	06/15/2027, 3.450%	1,998,374
1,525,000	NVIDIA Corporation
	09/16/2026, 3.200%	1,524,851
2,775,000	Qorvo, Inc.
	12/01/2025, 7.000%	3,163,500
		20,479,412
Insdustrials - 0.2%
1,025,000	Sensata Technologies BV
	10/01/2025, 5.000%	1,099,313

Manufacturing - 0.5%
1,235,000	Broadcom Corporation/Broadcom Cayman Finance Ltd.
	01/15/2027, 3.875%	1,212,484
900,000	Kraft Heinz Foods Company
	06/01/2026, 3.000%	861,417
900,000	Seagate HDD Cayman
	06/01/2027, 4.875%	860,436
		2,934,337
Materials - 2.3%
1,500,000	Blue Cube Spinco, Inc.
	10/15/2025, 10.000%	1,830,000
2,950,000	Freeport-McMoRan, Inc.
	03/15/2023, 3.875%	2,931,120
2,800,000	Huntsman International LLC
	11/15/2020, 4.875%	2,940,000
3,975,000	PolyOne Corporation
	03/15/2023, 5.250%	4,283,062
750,000	WR Grace & Company
	10/01/2021, 5.125%	795,938
		12,780,120
Real Estate - 2.7%
770,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	795,529
2,585,000	American Tower Corporation
	02/15/2026, 4.400%	2,715,443
780,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	799,031
1,880,000	Boston Properties LP
	10/01/2026, 2.750%	1,777,883
2,780,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	2,802,536
2,100,000	CBL & Associates LP
	12/15/2026, 5.950%	1,961,191
1,570,000	DDR Corporation
	02/01/2025, 3.625%	1,529,477
600,000	Digital Realty Trust LP
	08/15/2027, 3.700%	604,073
500,000	ERP Operating LP
	11/01/2026, 2.850%	483,501
465,000	Healthcare Trust of America Holdings LP
	07/01/2027, 3.750%	463,051
1,175,000	Welltower, Inc.
	04/01/2026, 4.250%	1,232,930
		15,164,645
Telecommunication Services - 0.9%
1,340,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	1,635,517
3,000,000	Verizon Communications, Inc.
	03/16/2027, 4.125%	3,132,547
		4,768,064
Utilities - 2.4%
500,000	Atmos Energy Corporation
	06/15/2027, 3.000%	498,636
6,480,000	Calpine Corporation
	01/15/2025, 5.750%	6,269,400
315,000	DTE Energy Company
	03/15/2027, 3.800%	324,668
200,000	Exelon Corporation
	04/15/2026, 3.400%	200,956
1,600,000	NextEra Energy Capital Holdings, Inc.
	05/01/2027, 3.550%	1,635,210
2,050,000	NextEra Energy Operating Partners, LP
	09/15/2024, 4.250%	2,075,625
2,020,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	2,057,652
220,000	Xcel Energy, Inc.
	12/01/2026, 3.350%	222,887
		13,285,034
TOTAL CORPORATE BONDS (Cost $191,386,574)		191,404,311

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 12.5%
	Federal Home Loan Banks
165,000	03/13/2020, 1.875%	164,969
150,000	03/13/2020, 4.125%	157,420
280,000	06/12/2020, 1.750%	278,829
400,000	09/11/2020, 1.625%	396,342
400,000	09/28/2020, 1.375% (a)	393,744
500,000	02/18/2021, 1.375%	490,437
735,000	07/14/2021, 1.125%	712,017
920,000	11/29/2021, 1.875%	912,750
985,000	03/11/2022, 2.250%	989,869
		4,496,377
	Federal Home Loan Mortgage Corporation
275,000	04/20/2020, 1.375%	271,817
170,000	05/01/2020, 1.375%	168,013
800,000	08/12/2021, 1.125%	773,274
875,000	01/13/2022, 2.375%	884,173
1,105,000	12/15/2040, 4.000% (b)	1,154,417
8,870,000	12/15/2040, 4.500% (b)	9,430,092
1,300,000	12/15/2041, 3.500% (b)	1,332,692
1,200,000	12/15/2042, 3.000% (b)	1,197,012
		15,211,490
	Federal National Mortgage Association
365,000	10/09/2019, 0.000% (c)	351,526
80,000	02/28/2020, 1.500%	79,319
180,000	06/22/2020, 1.500%	178,149
350,000	07/30/2020, 1.500%	346,046
555,000	11/30/2020, 1.500%	547,851
585,000	12/28/2020, 1.875%	583,415
670,000	02/26/2021, 1.375%	657,728
690,000	05/06/2021, 1.250%	672,943
750,000	08/17/2021, 1.250%	728,314
800,000	10/07/2021, 1.375%	779,508
960,000	01/05/2022, 2.000%	955,838
1,020,000	04/05/2022, 1.875%	1,008,381
620,000	09/06/2024, 2.625%	629,818
4,360,000	12/15/2040, 3.500% (b)	4,470,874
9,870,000	12/15/2040, 4.500% (b)	10,499,790
1,100,000	12/15/2041, 4.000% (b)	1,149,328
10,000,000	12/15/2042, 3.000% (b)	9,975,447
		33,614,275
	Government National Mortgage Association
5,050,000	12/15/2040, 3.500% (b)	5,225,255
1,000,000	12/15/2040, 4.000% (b)	1,045,859
1,100,000	12/15/2041, 4.000% (b)	1,148,898
6,000,000	12/15/2042, 3.000% (b)	6,047,109
1,200,000	12/15/2042, 3.000% (b)	1,209,375
1,000,000	12/15/2042, 3.500% (b)	1,034,160
		15,710,656
TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $69,406,059)		69,032,798

U.S. GOVERNMENT AGENCY ISSUES - 0.4%
Utilities - 0.4%
	Tennessee Valley Authority
646,000	02/15/2021, 3.875%	682,655
280,000	08/15/2022, 1.875%	276,468
655,000	09/15/2024, 2.875%	674,082
535,000	11/01/2025, 6.750%	694,408
		2,327,613
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,351,073)		2,327,613

U.S. GOVERNMENT NOTES/BONDS - 51.7%
U.S. Treasury Bonds - 5.3%
10,295,000	02/15/2026, 6.000%	13,095,964
8,490,000	11/15/2026, 6.500%	11,311,267
3,530,000	11/15/2027, 6.125%	4,688,281
		29,095,512

U.S. Treasury Notes - 46.4%
1,915,000	06/30/2023, 1.375%	1,831,443
1,360,000	07/31/2023, 1.250%	1,290,300
3,490,000	08/31/2023, 1.375%	3,330,361
5,950,000	09/30/2023, 1.375%	5,673,188
6,880,000	10/31/2023, 1.625%	6,650,353
3,270,000	11/15/2023, 2.750%	3,364,396
6,430,000	11/30/2023, 2.125%	6,392,324
8,520,000	12/31/2023, 2.250%	8,518,336
10,490,000	01/31/2024, 2.250%	10,482,214
9,180,000	02/15/2024, 2.750%	9,436,395
13,590,000	02/29/2024, 2.125%	13,474,273
14,550,000	03/31/2024, 2.125%	14,418,141
15,690,000	04/30/2024, 2.000%	15,424,618
14,870,000	05/15/2024, 2.500%	15,059,360
15,960,000	05/31/2024, 2.000%	15,683,818
15,400,000	06/30/2024, 2.000%	15,123,883
15,120,000	07/31/2024, 2.125%	14,958,464
15,850,000	08/15/2024, 2.375%	15,919,035
15,010,000	08/31/2024, 1.875%	14,615,988
14,130,000	11/15/2024, 2.250%	14,072,045
12,275,000	02/15/2025, 2.000%	12,008,402
11,610,000	05/15/2025, 2.125%	11,439,932
9,200,000	08/15/2025, 2.000%	8,969,641
9,380,000	11/15/2025, 2.250%	9,300,123
5,610,000	02/15/2026, 1.625%	5,294,985
2,850,000	05/15/2026, 1.625%	2,683,453
		255,415,471
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $288,621,975)		284,510,983

Shares
SHORT-TERM INVESTMENTS - 9.7%
Money Market Funds - 9.7%
53,638,801	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.980% (d)(e)	53,638,801
TOTAL SHORT-TERM INVESTMENTS (Cost $53,638,801)		53,638,801

TOTAL INVESTMENTS - 109.1% (Cost $605,404,482)		600,914,506
Liabilities in Excess of Other Assets - (9.1)%		(50,153,969)
NET ASSETS - 100.0%		$550,760,537

(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At November 30, 2017, the value of these securities amounted to $9,281,100 or 1.7% of net assets.

(b)	Security purchased on a forward-commitment basis. On November 30, 2017, the total value of TBA Commitments was $54,920,308 or 10.0% of total net assets.
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of November 30, 2017.
(e)
All or a portion of this security has been pledged as collateral in connection with TBA Commitments. At November 30,2017, the value of securities pledged amounted to $53,638,801. In additon, the Fund held cash collateral in the amount of $1,800,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2017 is as follows*:
Cost of investments	$605,404,482
Gross unrealized appreciation	1,244,154
Gross unrealized depreciation	(5,734,130)
Net unrealized depreciation	$(4,489,976)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts ("REITs") that are traded on a national securities exchange, except those listed on the Nasdaq Global Market ("Nasdaq") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds' Board of Trustees (the "Board").  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2017:
Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$685,089,480	$-	$-	$685,089,480
Rights	-	-	-	$-
Short-Term Investments	855,329	-	-	$855,329
Investments Purchased with Securities Lending Collateral	13,651,752	-	-	$13,651,752
Total Investments in Securities	$699,596,561	$-	$-	$699,596,561
^ See Schedule of Investments for country breakouts.
Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$594,000,759	$-	$-	$594,000,759
Short-Term Investments	616,059	-	-	616,059
Investments Purchased with Securities Lending Collateral	26,901,528	-	-	26,901,528
Total Investments in Securities	621,518,346	-	-	621,518,346
^ See Schedule of Investments for sector breakouts.
Vident Core U.S. Bond Strategy ETF
Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$191,404,311	$-	$191,404,311
Mortgage Backed Securities	-	69,032,798	-	69,032,798
U.S. Government Agency Issues	-	2,327,613	-	2,327,613
U.S. Government Notes/Bonds	-	284,510,983	-	284,510,983
Short-Term Investments	53,638,801	-	-	53,638,801
Total Investments in Securities	$53,638,801	$547,275,705	$-	$600,914,506
^ See Schedule of Investments for sector breakouts.

For the period ended November 30, 2017, there were no transfers into or out of Level 1, 2 or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund and Vident Core U.S. Equity Fund loaned securities that were collateralized by cash.  The cash collateral is invested by the securities lending agents in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Vident International Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Repurchase Agreements	$13,651,752	$-	$-	$-	$13,651,752
Total Borrowings	$13,651,752	$-	$-	$-	$13,651,752

Vident Core U.S. Equity Fund
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Money Markets	$26,901,528	$-	$-	$-	$26,901,528
Total Borrowings	$26,901,528	$-	$-	$-	$26,901,528

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) /s/ Paul R Fearday
   Paul R. Fearday, President (principal executive officer)

Date January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R Fearday
 Paul R. Fearday, President (principal executive officer)

Date January 26, 2018

By (Signature and Title)* /s/ Kristen M Weitzel
                                                          Kristen M. Weitzel, Treasurer (principal financial officer)

Date January 26, 2018

* Print the name and title of each signing officer under his or her signature.